Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Covenants Under Lending Agreements

As at December 31, 2018, the Company was in compliance with all of its financial covenants under such lending agreements.

	Year ended December 31
(millions, except ratio amounts)	2018	2017
Components of capital
Shareholders’ equity	$1,868	$2,166
Long-term debt	$419	$359

Ratios
Senior debt to Adjusted EBITDA (1)	3.66	1.88
Total debt to Adjusted EBITDA (2)	3.66	1.88
Senior debt to capitalization (3)	19%	15%
Total debt to capitalization (4)	19%	15%
Priority debt to consolidated tangible assets (5)	—	—

Adjusted EBITDA (6)	$116	$194
Long-term debt	$419	$359
Bank overdraft	2	—
Letters of credit (7)	4	10

Senior debt and total debt	425	369
Total shareholders’ equity	1,868	2,166

Total capitalization	$2,293	$2,535

(1)	As at December 31, 2018, less than 3.75:1
(2)	As at December 31, 2018, less than 4:1
(3)	Not to exceed 50 percent
(4)	Not to exceed 55 percent
(5)	Priority debt not to exceed 15% of consolidated tangible assets.
(6)

Adjusted EBITDA as defined by Obsidian Energy’s debt agreements excludes the EBITDA contribution from assets sold in the prior 12 months and is used within Obsidian Energy’s covenant calculations related to its syndicated bank facility and senior notes. Additionally, under the syndicated credit facility, realized foreign exchange gains or losses related to debt maturities are excluded from the calculation.

(7)	Letters of credit defined as financial under the lending agreements are included in the calculation.